SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes On Income
Loss before income tax	$ (20,989)	$ (6,184)	$ (4,939)
Theoretical tax rate of 12.5%	(2,624)	(1,701)	(1,358)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible expenditure and others	3,254	335	118
Unrecognized temporary differences and tax losses for which deferred tax weren’t recognized	(630)	1,366	1,240
Income tax / (benefit)